Shareholders' Equity - Components of Accumulated Other Comprehensive Income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Class of Stock [Line Items]
Balance	¥ 2,554,578		¥ 3,104,786	¥ 3,360,143
Net current-period other comprehensive income	0		0	0
Balance	2,017,401	$ 276,383	2,554,578	3,104,786
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance	400,436		354,036	88,350
Other comprehensive income/(loss) before reclassification	72,462		45,769	263,371
Amount reclassified from accumulated other comprehensive income	(23,417)
Net current-period other comprehensive income	49,045		45,769	263,371
Other comprehensive income attribute to noncontrolling interests	1,882		631	2,315
Balance	451,363	61,837	400,436	354,036
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance	(43,582)		(88)	(88)
Other comprehensive income/(loss) before reclassification	2,642		(43,494)
Net current-period other comprehensive income	2,642		(43,494)
Balance	(40,940)	(5,609)	(43,582)	(88)
AOCI Attributable to Parent [Member]
Class of Stock [Line Items]
Balance	356,854		353,948	88,262
Other comprehensive income/(loss) before reclassification	75,104		2,275	263,371
Amount reclassified from accumulated other comprehensive income	(23,417)
Net current-period other comprehensive income	51,687		2,275	263,371
Other comprehensive income attribute to noncontrolling interests	1,882		631	2,315
Balance	¥ 410,423	$ 56,228	¥ 356,854	¥ 353,948